FINANCIAL INSTRUMENTS - Disclosure of nature and extent of risks arising from financial instruments (Details) - Foreign Exchange Risk [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible exposure	10.00%
Possible exposure of foreign exchange rates, positive impact on net loss	$ 3,327,773
Possible exposure of foreign exchange rates, negative impact on net loss	$ (3,327,773)